Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Tables)	12 Months Ended
Dec. 31, 2024
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Schedule Of Composition Of Net Loans
December 31,	2024		2023

Commercial & industrial	$124,055,652	13.37%	$121,705,707	14.40%
Purchased (1)	7,808,877	0.84%	10,568,922	1.25%
Commercial real estate	472,152,857	50.88%	414,880,621	49.07%
Municipal	67,087,399	7.23%	54,466,988	6.44%
Residential real estate - 1st lien	218,090,893	23.50%	208,824,888	24.70%
Residential real estate - Jr lien	35,691,181	3.85%	31,668,811	3.75%
Consumer	3,053,946	0.33%	3,313,917	0.39%
Total loans	927,940,805	100.00%	845,429,854	100.00%

ACL	(9,810,212)		(9,842,725)
Deferred net loan costs	648,695		573,169
Net loans	$918,779,288		$836,160,298

provision for credit losses
Credit loss expense

Years Ended December 31,	2024	2023

Credit loss expense - loans	$1,235,607	$1,230,879
Credit loss (reversal) expense - OBS credit exposure	(102,196)	249,670
Credit loss expense	$1,133,411	$1,480,549

Impairment evaluation by portfolio segment
	Balance			Credit Loss	Balance
	December 31,			Expense	December 31,
	2023	Charge-offs	Recoveries	(Reversal)	2024

Commercial & Industrial	$1,100,688	$(1,263,015)	$163,743	$726,072	$727,488
Purchased	37,065	0	0	(14,650)	22,415
Commercial Real Estate	5,522,082	(126,393)	13,718	1,078,293	6,487,700
Municipal	136,167	0	0	31,552	167,719
Residential Real Estate - 1st Lien	2,590,926	0	1,386	(505,278)	2,087,034
Residential Real Estate - Jr Lien	431,007	0	15,538	(155,306)	291,239
Consumer	24,790	(92,266)	19,169	74,924	26,617
Totals	$9,842,725	$(1,481,674)	$213,554	$1,235,607	$9,810,212
		Impact of
	Balance	Adoption of			Credit Loss	Balance
	December 31, 2022	ASU No. 2016-13	Charge-offs	Recoveries	Expense (Reversal)	December 31, 2023

Commercial & Industrial	$1,116,322	$(164,115)	$(386,578)	$10,237	$524,822	$1,100,688
Purchased	53,090	(29,196)	0	0	13,171	37,065
Commercial Real Estate	5,061,813	(22,467)	0	22,058	460,678	5,522,082
Municipal	62,339	24,243	0	0	49,585	136,167
Residential Real Estate - 1st Lien	2,001,836	273,167	(1,625)	72,588	244,960	2,590,926
Residential Real Estate - Jr Lien	241,950	297,746	0	29,240	(137,929)	431,007
Consumer	69,686	(33,813)	(131,332)	44,657	75,592	24,790
Unallocated	102,189	(102,189)	0	0	0	0
Totals	$8,709,225	$243,376	$(519,535)	$178,780	$1,230,879	$9,842,725

Risk Ratings Portfolio Segment
For the year ended December 31, 2024
	Term Loans Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
	(Dollars in Thousands)
Current period gross charge-offs
Commercial & Industrial	$0	$14	$0	$5	$0	$1,244	$1,263
Commercial real estate	0	0	0	0	45	81	126
Consumer	1	30	3	3	0	56	93
Total current period gross charge-offs	$1	$44	$3	$8	$45	$1,381	$1,482
As of December 31, 2023							Revolving	Revolving
							Loans	Loans
	Term Loans Amortized Cost Basis by Origination Year						Amortized	Converted
	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total
	(Dollars in Thousands
Commercial & Industrial:
Pass	$15,876	$18,645	$12,964	$2,776	$3,744	$3,957	$46,645	$0	$104,607
Special mention	310	887	750	0	10	560	9,285	0	11,802
Substandard/Doubtful	0	419	167	453	258	1,548	2,451	0	5,296
Total commercial	$16,186	$19,951	$13,881	$3,229	$4,012	$6,065	$58,381	$0	$121,705

Purchased:
Pass	$5,186	$94	$1,581	$1,464	$2,244	$0	$0	$0	$10,569
Total purchased	$5,186	$94	$1,581	$1,464	$2,244	$0	$0	$0	$10,569

Commercial real estate:
Pass	$70,549	$83,453	$38,942	$43,405	$34,725	$85,688	$49,721	$0	$406,483
Special mention	0	373	1,471	0	0	0	0	0	1,844
Substandard/Doubtful	356	0	0	3,318	1,361	1,519	0	0	6,554
Total commercial real estate	$70,905	$83,826	$40,413	$46,723	$36,086	$87,207	$49,721	$0	$414,881

Municipal:
Pass	$29,055	$695	$3,263	$4,571	$527	$10,180	$6,176	$0	$54,467
Total municipal	$29,055	$695	$3,263	$4,571	$527	$10,180	$6,176	$0	$54,467

Residential real estate - 1st lien:
Pass	$30,378	$39,540	$41,214	$32,966	$10,018	$50,585	$1,440	$0	$206,141
Special mention	164	299	129	0	0	0	0	0	592
Substandard/Doubtful	0	0	0	1,831	36	225	0	0	2,092
Total residential real estate - 1st lien	$30,542	$39,839	$41,343	$34,797	$10,054	$50,810	$1,440	$0	$208,825

Residential real estate - Jr lien:
Pass	$2,239	$1,940	$350	$596	$489	$1,069	$23,298	$1,659	$31,640
Substandard/Doubtful	0	0	0	0	0	29	0	0	29
Total residential real estate - Jr lien	$2,239	$1,940	$350	$596	$489	$1,098	$23,298	$1,659	$31,669

Consumer
Pass	$1,685	$829	$405	$211	$97	$87	$0	$0	$3,314
Total consumer	$1,685	$829	$405	$211	$97	$87	$0	$0	$3,314

Total Loans	$155,798	$147,174	$101,236	$91,591	$53,509	$155,447	$139,016	$1,659	$845,430
For the year ended December 31, 2023
	Term Loans Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
	(Dollars in Thousands)
Current period gross charge-offs
Commercial & Industrial	$0	$150	$25	$0	$0	$212	$387
Residential real estate – 1st lien	0	0	0	0	0	2	2
Consumer	33	32	1	0	4	61	131
Total current period gross charge-offs	$33	$182	$26	$0	$4	$275	$520

Schedule Of amortized cost basis of loans on non accrual status and loans
		90 Days or
		More and
December 31, 2024	Nonaccrual	Accruing

Commercial & industrial	$6,365,276	$0
Commercial real estate	1,196,838	0
Residential real estate - 1st lien	752,850	806,325
Residential real estate - Jr lien	23,202	0
Totals	$8,338,166	$806,325

December 31, 2023

Commercial & industrial	$3,632,659	$0
Commercial real estate	2,818,283	38,779
Residential real estate - 1st lien	415,074	446,395
Residential real estate - Jr lien	89,030	0
Totals	$6,955,046	$485,174

Schedule Of Past Due Loans By Segment
		90 Days	Total
December 31, 2024	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$249,577	$1,286,921	$1,536,498	$122,519,154	$124,055,652
Purchased	0	0	0	7,808,877	7,808,877
Commercial real estate	711,925	25,050	736,975	471,415,882	472,152,857
Municipal	0	0	0	67,087,399	67,087,399
Residential real estate - 1st lien	2,471,244	1,306,019	3,777,263	214,313,630	218,090,893
Residential real estate - Jr lien	88,514	0	88,514	35,602,667	35,691,181
Consumer	13,151	0	13,151	3,040,795	3,053,946
Totals	$3,534,411	$2,617,990	$6,152,401	$921,788,404	$927,940,805
		90 Days	Total
December 31, 2023	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$253,974	$3,068,578	$3,322,552	$118,383,155	$121,705,707
Purchased	0	0	0	10,568,922	10,568,922
Commercial real estate	178,083	944,669	1,122,752	413,757,869	414,880,621
Municipal	0	0	0	54,466,988	54,466,988
Residential real estate - 1st lien	1,856,944	646,980	2,503,924	206,320,964	208,824,888
Residential real estate - Jr lien	245,856	25,007	270,863	31,397,948	31,668,811
Consumer	14,728	0	14,728	3,299,189	3,313,917
Totals	$2,549,585	$4,685,234	$7,234,819	$838,195,035	$845,429,854

Schedule Of amortized cost basis of loans
December 31, 2024	Real Estate

Residential real estate - 1st lien	$593,678
December 31, 2023	Business
	Assets (1)	Real Estate	Total

Commercial	$1,298,717	$0	$1,298,717
Commercial real estate	0	1,263,495	1,263,495
Residential real estate - 1st lien	0	167,363	167,363
	$1,298,717	$1,430,858	$2,729,575

Schedule Of Residential real estate loans
	Number of loans	Balance

December 31, 2024	1	$88,780
December 31, 2023	0	$0

Schedule Of amortized cost basis of each class of financing receivable
Combination
Payment
			Delay and	Total Class
	Payment	Term	Term	of Financing
	Delay	Extension	Extension	Receivable

Commercial & Industrial	$1,628,466	$10,695	$107,135	1.41%

Schedule Of financial effect of the loan modifications
Weighted-
Average
Term Extension
(months/years)

Commercial & Industrial	10 months